Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Summary of Costs, Net Unrealized Gain (Losses), and Fair Value by Major Security Type for Investments

The following tables present the costs, net unrealized gain (losses), and fair value by major security type for our investments:

	As of December 31, 2025
	Cost or Amortized Cost	Unrealized gains	Unrealized losses	Aggregate fair value	Cash and cash equivalents	Marketable securities
Cash	9,651	—	—	9,651	9,651	—
Level 1:
Money market	6,093	—	—	6,093	6,093	—
Mutual funds	152,140	—	—	152,140	—	152,140
Time deposits	15,932	2	—	15,934	—	15,934
Foreign Government bonds	8,283	—	(523)	7,760	—	8,283
Subtotal	182,448	2	(523)	181,927	6,093	176,357
Total	192,099	2	(523)	191,578	15,744	176,357

	As of December 31, 2024
	Cost or Amortized Cost	Unrealized gains	Unrealized losses	Aggregate fair value	Cash and cash equivalents	Marketable securities
Cash	13,750	—	—	13,750	13,750	—
Level 1:
Money market	4,923	—	—	4,923	4,923	—
Mutual funds	128,451	—	—	128,451	—	128,451
US Treasuries	25,198	—	(28)	25,170	—	25,170
Time deposits	8,132	2	—	8,134	—	8,134
Discretionary investment portfolio	22,959	—	—	22,959	—	22,959
Foreign Government bonds	11,981	—	(2,352)	9,629	—	11,421
Subtotal	201,644	2	(2,380)	199,266	4,923	196,135
Total	215,394	2	(2,380)	213,016	18,673	196,135

Summary of Estimated Fair Values of Investments, Categorized by Contractual Maturity

As of December 31, 2025, the estimated fair values of our investments, categorized by contractual maturity, are as follows:

	Amortized Cost	Aggregate Fair Value
Within 1 year	12,538	12,218
After 1 year through 5 years	11,676	11,475
Securities with no defined maturity	158,234	158,234
	182,448	181,927

Summary of Adjustments Related to Equity and Other Investments Without Readily Determinable Fair Values	Adjustments related to equity and other investments without readily determinable fair values for the years ended December 31, 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Opening balance on January 1	9,649	2,000	—
Adjustments related to equity and other investments without readily determinable fair values:
Additions	—	6,024	2,000
Unrealized gains (i)	—	1,625	—
Closing balance on December 31	9,649	9,649	2,000
(i)
During the year ended December 31, 2024, the Company identified an observable price change resulting in the remeasurement of an equity security of a privately held company at fair value on a non-recurring basis. The observable change was based on a valuation conducted as part of an investment round, utilizing inputs such as revenue growth and through market past transaction multiples technique (level 3). As a result of the remeasurement, the Company recognized unrealized gains of US$1,625, which were presented within "Other income, net" in the consolidated statement of operations.